CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash	$ 97,099	$ 76,533		$ 117,908
Cash reserved for users	114,865	144,000		111,698
Receivables reserved for users	10,526	19,828		21,334
Prepaid expenses and other current assets	16,696	20,787		11,233
Total current assets	239,186	261,148		262,173
Property and equipment, net	26,372	25,945		14,102
Intangible assets, net	34,137	33,939		16,876
Goodwill	4,738	4,738		4,738	$ 4,399
Equity method investment	2,318	2,521
Deposits	2,845	2,434		1,504
Total assets	309,596	330,725		299,393
Current liabilities:
Accounts payable and accrued expenses	82,073	85,295		56,149
Liabilities to users	125,366	163,035		132,769
Term note	44,500	6,750		3,750
Total current liabilities	251,939	255,080		195,940
Convertible promissory notes	110,230	68,363
Other long-term liabilities	49,378	56,862		27,403
Total liabilities	411,547	380,305		223,343
Commitments and contingencies (note 13)
Redeemable convertible preferred stock:
Total redeemable convertible preferred stock	269,617	258,371		261,277
Stockholders' deficit:
Common stock, $0.001 par value; 735,000 shares authorized as at March 31, 2020 and December 31, 2019; 390,900 and 389,610 shares issued and outstanding at March 31, 2020 and December 31, 2019, respectively	391	390		384
Additional paid-in capital	695,505	690,443		670,439
Accumulated deficit	(1,067,464)	(998,784)		(856,050)
Total stockholders' deficit	(371,568)	(307,951)	$ (210,202)	(185,227)	(118,365)	$ (700,254)
Total liabilities, redeemable convertible preferred stock and stockholders' deficit	309,596	330,725		299,393
Series E-1 redeemable convertible preferred stock
Redeemable convertible preferred stock:
Total redeemable convertible preferred stock	119,832	119,752		119,427	$ 119,009
Series F redeemable convertible preferred stock
Redeemable convertible preferred stock:
Total redeemable convertible preferred stock	$ 149,785	$ 138,619		$ 141,850